Related Party Transactions - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest on withheld tax price		5.00%
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]		$ 54,000	$ 54,000	$ 54,000
Aiden & Jasmine Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased		3,860,733
Shares repurchased, value		$ 10,879,000
Interest on withheld tax		37,000
Withholding Tax Payable Non-current		$ 1,125,000	54,000
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]		146,000	$ 146,000	$ 146,000
Vantage Point Global Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased		10,334,679
Shares repurchased, value		$ 29,121,000
Interest on withheld tax		100,000
Withholding Tax Payable Non-current		$ 3,012,000	$ 146,000

[1]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited for USD 10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125,000 (including interest of USD 37,000) and USD 3,012,000 (including interest of USD 100,000) respectively. The interest accrued in 2018 was USD 54,000 and 146,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.